Description of the Plan and Accounting - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, discount matching percentage	5.00%
Employee benefit plan, amended to increase the discount	15.00%
Employee benefit plan, minimum payroll deduction from each payroll per day	$ 5,000
Employee benefit plan, purchase price of share percentage on closing price	85.00%	85.00%
Employee benefit plan termination of participation period	10 days
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan number of shares available for purchase	600,000
Employee benefit plan maximum limit on purchase of shares value	25,000
Employee benefit plan percentage of voting interest held limit to purchase shares	5.00%